UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2007

Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.    Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2007

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment advisor. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Twelve Months Ended June 30, 2007

The investment objective of our municipal bond funds is to provide a high level of tax-free income derived from state specific municipal bonds without incurring undue risk to principal. Our investment objective for our government bond fund is to provide a high level of stable income derived from the securities of the U.S. government and its agencies, without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2006 through June 30, 2007 (the “reporting period”). During the reporting period, the national economy grew at a moderate pace. Economic growth slowed somewhat from the previous year’s above trend rate, but has proceeded over the past twelve months at a rate consistent with sustainable expansion. Despite the downshift in growth, demand for labor has remained solid with the national unemployment rate remaining at 4.5% which is near a six year low. Key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone” during the reporting period. The slower pace of economic growth has been due primarily to the downturn in the residential housing market where home sales and construction have slowed substantially and house prices have declined. The Federal Reserve kept the fed funds rate unchanged at 5.25% during the reporting period.

Despite occasional periods of volatility, municipal bonds performed relatively well during the reporting period. Municipal bonds staged an impressive rally early in the reporting period with long-term yields declining. However, beginning in early March long-term yields started rising and continued to rise through the end of the reporting period which resulted in a substantial steepening of the municipal yield curve. The municipal bond market was supported by a strong volume of newly-issued municipal bonds and robust demand for long-term securities which readily absorbed the available supply of newly issued bonds.

A discussion of the performance of each of our funds for the 12-month period ended June 30, 2007 follows:

The Kentucky Tax Free Income Series provided shareholders a total return of 4.51% during the reporting period.1 This performance compared favorably with the fund’s comparative index, the 7-year Lehman Brothers Municipal Bond Index, which had a total return of 4.21%. The Kentucky Short-to-Medium Series provided shareholders with a total return of 3.10% during the reporting period compared with a total return of 3.85% for the 3-year Lehman Brothers Municipal Bond Index.

[1]

Total returns include changes in share price and reinvestment of dividends and capital gains, if any. Performance data quoted represents past performance which is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Capital gains, if any, are taxable.

i

Kentucky’s economy grew at a moderate pace during the reporting period. General fund total tax receipts increased over the past twelve months and the seasonally adjusted unemployment rate as of June 2007 was 5.4% compared with the national average of 4.5%. The state had a 2005 per capita income of $28,317 compared with a national per capita income of $34,495.

Manufacturing remains Kentucky’s largest industrial sector, but it has declined as a percentage of Kentucky’s economy over the past few years. Kentucky experienced strong job growth in 2006. United Parcel Service (“UPS”) announced a second $1 billion expansion at its Worldport hub in Louisville which was the state’s largest investment in 2006. UPS’s presence in the state has been a catalyst for other companies to locate or expand existing operations in Kentucky. Kentucky ended the 2007 fiscal year with a surplus of about $182 million. Legislation passed in the 2007 session will reduce the budget surplus by about $25.5 million. The Commonwealth of Kentucky’s appropriation supported debt was rated A+ by Standard & Poor’s as of June 30, 2007.

The Tennessee Tax-Free Income Series provided shareholders with a total return of 4.05% during the reporting period. The fund slightly underperformed the 7-year Lehman Brothers Municipal Bond Index which had a total return of 4.21%. The Tennessee Short-to-Medium Series had a total return of 3.34 % during the reporting period compared with a total return of 3.85 % for the 3-year Lehman Brothers Municipal Bond Index.

Tennessee’s economy showed sustained strength over the past twelve month period. The service sector continues to be the driver for the state’s non-farm job growth, especially jobs in the leisure and hospitality services and education and health services. Tennessee’s economy has continued to transform as the manufacturing job base declines in importance and the service sector rises in importance. Tennessee had a 2005 per capita income of $30,952 compared with a national per capita income of $34,495. The state’s unemployment rate as of June 2007 was 4.1% compared with the national average of 4.5%. Tennessee maintained its AA general obligation credit rating as of June 30, 2007.

The North Carolina Tax-Free Income Series provided shareholders with a total return of 3.85% during the reporting period. The fund slightly underperformed the 7-year Lehman Brothers Municipal Bond Index which had a total return of 4.21%. The North Carolina Tax-Free Short-to-Medium Series had a total return of 2.97% during the reporting period compared with a total return of 3.85% for the 3-year Lehman Brothers Municipal Bond Index.

North Carolina’s economy continued to show impressive growth over the past twelve month period. The state’s real GDP for 2006 is estimated to have increased by 4.2% compared with a national average of 3.4%. Like many states, North Carolina’s economy is undergoing a transformation from that of a traditional manufacturing based economy to a new economy driven increasingly by professional and business services. North Carolina had a 2005 per capita income of $31,029 compared with a national per capita income of $34,495. The state’s unemployment rate as of June 2007 was 4.9%

which was slightly above the national average of 4.5%. Professional and business services, along with healthcare services are the fast growing employment sectors in the state. Tourism is also another main driver of economic development in the state with tourists spending more than $15 billion in 2006. The state of North Carolina maintained its AAA general obligation bond rating during the period under review.

The Alabama Tax-Free Income Series provided shareholders with a total return of 4.70% during the reporting period. This compared favorably with the fund’s comparative index the 7-year Lehman Brothers Municipal Bond Index which returned 4.21%.

Alabama’s economy grew at a moderate pace during the period under review. The state’s real GDP for 2006 is estimated to have increased by 3.1% compared with the national average of 3.4%. The state’s unemployment rate was 3.5% as of June 2007 which is substantially below the national average of 4.5%. Employment growth in the state continues to be led by auto-related manufacturing and parts suppliers, transportation, and the aerospace industry. Alabama’s 2005 per capita income was $29,623 compared with the national average of $34,495. Alabama maintained its AA general obligation bond credit rating during the period under review.

The Mississippi Tax-Free Income Series provided shareholders with a total return of 4.39% during the reporting period. The fund slightly underperformed the 10-year Lehman Brothers Municipal Bond Index which had a total return of 4.77%.

Mississippi’s economy continued to recover during the period under review from the widespread devastation caused by Hurricane Katrina. Federal legislation known as the Gulf Opportunity Zone Act of 2005 was signed into law in December 2005 which provides for federal tax incentives to areas affected by Hurricane Katrina. The state’s real GDP for 2006 is estimated to have increased by 2.5% compared with the national average of 3.4%. The state’s unemployment rate as of June 2007 was 6.0% which is substantially above the national average of 4.5%. Mississippi’s 2005 per capita income of $24,925 was the second lowest in the nation and was 28% below the national average. Mississippi maintained its AA general obligation bond credit rating during the period under review.

The Intermediate Government Bond Series provided shareholders with a total return of 6.04% during the reporting period. This performance compared favorably with the fund’s comparative index the Lehman Brothers U.S. Government Intermediate Bond Index which had a total return of 5.43%.

It should be noted that indices such as the Lehman Brothers Municipal Bond Index and the Lehman Brothers U.S. Government Intermediate Bond Index do not take into account any operating or transaction costs associated with managing a real portfolio. Moreover, the Lehman Brothers Municipal Bond Index is national in scope so it does not necessarily reflect state-specific municipal bond fund performance.

Recent economic data has been somewhat mixed. The Federal Reserve currently estimates that real GDP will expand roughly 2-1/4 to 2-1/2 percent in 2007 and 2-1/2 to 2-3/4 percent in 2008.2 The slightly lower growth estimates coupled with inflation that is still running at the top end of the Federal Reserve’s comfort zone, suggest that the Federal Reserve is likely to maintain its current monetary policy for some time before eventually reducing short-term interest rates. During the coming year we anticipate that we will continue to adhere to our longstanding strategy of purchasing high-quality investment grade bonds at the best price possible on the shoulder of the yield curve and holding them in down markets as well as up markets.3 For our Short-to-Medium Series municipal bond funds, we plan on gradually increasing each fund’s duration so that it is closer to five (5) years. This strategy is designed to help the funds capture incrementally higher income.

[2]	Federal Reserve Bank: Testimony, Ben S. Bernanke—Semiannual Monetary Policy Report to the Congress, July 18, 2007.

[3]

Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Kentucky Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	80.32%
Aa/AA	14.38%
A	4.17%
Baa/BBB	0.72%
Not Rated	0.41%

100.00%

COMPOSITION
Variable Rate	0.51%
Prerefunded	14.79%
General Obligation	1.59%
Certificates of Participation	0.36%
Lease Revenue	7.84%
Municipal Utilities	1.77%
Hospitals/Healthcare	1.70%
State and Local Mortgage	0.57%
University Consolidated Education	0.30%
Public Facilities	0.78%
Insured Municipals	63.49%
Escrowed to Maturity	6.30%

100.00%

Kentucky Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	53.89%
Aa/AA	37.25%
A	5.06%
Baa/BBB	3.49%
Not Rated	0.31%

100.00%

COMPOSITION
Prerefunded	7.42%
General Obligation	4.73%
Certificates of Participation	1.59%
Lease Revenue	21.62%
Municipal Utilities	1.74%
Hospitals/Healthcare	3.20%
Insured Municipals	54.89%
Escrowed to Maturity	4.81%

100.00%

Alabama Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	79.09%
Aa/AA	15.80%
A	4.13%
Baa/BBB	0.89%
Not Rated	0.09%

100.00%

COMPOSITION
Prerefunded	4.16%
General Obligation	12.55%
Municipal Utilities	1.04%
Industrial Revenue	0.89%
Hospitals/Healthcare	0.70%
University Consolidated Education	1.07%
Public Facilities	1.77%
Insured Municipals	77.82%

100.00%

Mississippi Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	81.47%
Aa/AA	10.67%
A	3.77%
Baa/BBB	2.87%
Not Rated	1.22%

100.00%

COMPOSITION
Prerefunded	10.45%
General Obligation	13.96%
Insured Municipals	74.52%
Escrowed to Maturity	1.07%

100.00%

v

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Tennessee Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	62.69%
Aa/AA	35.60%
A	0.39%
Baa/BBB	1.32%

100.00%

COMPOSITION
Prerefunded	5.90%
General Obligation	14.73%
Lease Revenue	0.26%
Municipal Utilities	2.07%
Industrial Revenue	0.19%
Hospitals/Healthcare	11.34%
State and Local Mortgage	4.10%
University Consolidated Education	1.74%
Insured Municipals	58.42%
Escrowed to Maturity	1.25%

100.00%

Tennessee Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	72.86%
Aa/AA	23.67%
A	0%
Baa/BBB	2.35%
Not Rated	1.12%

100.00%

COMPOSITION
Prerefunded	3.80%
General Obligation	11.82%
Lease Revenue	2.35%
Municipal Utilities	1.60%
Hospitals/Healthcare	0.94%
State and Local Mortgage	1.11%
University Consolidated Education	2.34%
Insured Municipals	76.04%

100.00%

North Carolina Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	74.80%
Aa/AA	22.85%
A	2.35%

100.00%

COMPOSITION
Prerefunded	9.28%
General Obligation	1.96%
Certificates of Participation	9.09%
Lease Revenue	3.32%
Municipal Utilities	1.03%
Hospitals/Healthcare	3.76%
State and Local Mortgage	0.46%
Insured Municipals	70.46%
Escrowed to Maturity	0.64%

100.00%

North Carolina Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	78.05%
Aa/AA	19.04%
A	2.91%

100.00%

COMPOSITION
Prerefunded	3.05%
General Obligation	5.15%
Certificates of Participation	9.75%
Lease Revenue	6.24%
Hospitals/Healthcare	4.28%
University Consolidated Education	1.81%
Insured Municipals	69.72%

100.00%

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Intermediate Government Bond Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	100.00%

COMPOSITION
Federal Farm Credit Banks	22.69%
Federal Home Loan Banks	47.57%
Federal Home Loan Mortgage	2.18%
Federal National Mortgage	22.54%
Student Loan Mortgage	5.02%

100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
77.18% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$102,822
AL Agriculture & Mechanical University Revenues Refunding	5.000	11/01/2024	Aaa*	100,000	104,337
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,063
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	400,000	401,100
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	100,968
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	468,621
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	114,211
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	51,923
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	Aaa/AAA*/AAA@	150,000	154,973
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,018
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,205
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	173,009
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	133,518
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	203,048
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	268,544
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	306,596
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	105,795
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	102,448
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Birmingham AL Waterworks & Sewer Revenue Warrants - Series A	5.000	01/01/2023	Aaa/AAA*	125,000	130,774
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	102,910
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	199,986
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	260,230
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	266,570
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	197,155
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	57,688
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	467,154
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	101,021
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	Aaa	200,000	206,208
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,211
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	200,644
Huntsville AL Health Care Authority - Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	142,904
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	Aaa/AAA*	100,000	103,230
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	209,622
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	20,836
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	157,556
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	52,585
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	155,367
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	51,736
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	30,817
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	104,248
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	77,618
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	284,100
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,808
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	153,131
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	367,336
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,475
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	51,957
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	258,673
Morgan County AL Water and Sewer General Obligation Warrant	5.000	04/01/2028	Aaa	100,000	102,702
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	251,960
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	150,771
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	49,415
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	309,927
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aaa/AAA@	100,000	102,027
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	86,883
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,434
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	52,565
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa/AAA@	370,000	385,592
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	150,000	158,454

					9,115,723
GENERAL OBLIGATION BONDS
12.45% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,777
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	102,645
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,545

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
AL State - Series A	4.625%	09/01/2022	Aa3/AA*	$100,000	$101,150
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	52,237
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,909
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	152,507
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	226,793
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	104,634
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	50,000	51,577
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	601,135

					1,469,909
PREREFUNDED BONDS
4.12% of Net Assets
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	131,762
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,488
Huntsville AL Health Care Authority - Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	53,895
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,487
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	06/01/2026	Aaa/AAA*/AAA@	75,000	78,842
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aaa/AAA*	85,000	86,516
Northwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,268
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,606
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,357
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,602
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,176

					486,999
PUBLIC FACILITIES REVENUE BONDS
1.76% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	197,482
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,323

					207,805
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.06% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	124,910

					124,910
MUNICIPAL UTILITIES
1.03% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,537
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	100,609

					121,146
INDUSTRIAL REVENUE BONDS
0.88% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	78,437
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,087

					104,524
HOSPITALS AND HEALTHCARE
0.69% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,310
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	30,671

					81,981

Total Investments (cost $11,684,642)(See (a) below for further explanation) 99.17% of Net Assets					$11,712,997

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$120,416
Unrealized depreciation	(92,061)

Net unrealized appreciation	$28,355

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $11,684,642)		$11,712,997
Cash		10,205
Interest receivable		169,029
Prepaid expenses		381

Total assets		11,892,612
LIABILITIES:
Payable for:
Distributions to shareholders	39,107
Fund shares redeemed	1,448
Borrowings under line of credit	37,216
Investment advisory fee	1,716
Transfer agent fee	2,125
Accrued expenses	671

Total liabilities		82,283

NET ASSETS:
Capital		11,768,912
Net accumulated realized gain on investment transactions		13,062
Net unrealized appreciation in value of investments		28,355

Net assets at value		$11,810,329

NET ASSET VALUE, offering price and redemption price per share ($11,810,329 -:- 1,019,411 shares outstanding; unlimited number of shares authorized; no par value)		$11.59

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$510,737

Expenses:
Investment advisory fee	57,593
Transfer agent fee	17,278
Custodian expense	4,800
Pricing fees	4,982
Professional fees	3,785
Trustee fees	1,160
Other expenses	6,763

Total expenses	96,361
Fees waived by Adviser	(42,120)
Custodian expense reduction	(4,800)

Net expenses	49,441

Net investment income	461,296

Realized and unrealized gain on investments:
Net realized gain	19,580
Net increase in unrealized appreciation	33,183

Net realized and unrealized gain on investments	52,763

Net increase in net assets resulting from operations	$514,059

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$461,296	$368,623
Net realized gain/(loss) on investments	19,580	(2,170)
Net increase/(decrease) in unrealized appreciation	33,183	(320,339)

Net increase in net assets resulting from operations	514,059	46,114
Distributions to shareholders from net investment income	(461,296)	(368,623)
Net fund share transactions (Note 4)	1,003,649	3,275,939

Total increase	1,056,412	2,953,430
Net assets:
Beginning of year	10,753,917	7,800,487

End of year	$11,810,329	$10,753,917

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$11.52	$11.91	$11.45	$11.80	$11.22

Income from investment operations:
Net investment income	0.47	0.47	0.48	0.51	0.52
Net gains/(losses) on securities, both realized and unrealized	0.07	(0.39)	0.46	(0.35)	0.58

Total from investment operations	0.54	0.08	0.94	0.16	1.10
Less distributions:
Distributions from net investment income	(0.47)	(0.47)	(0.48)	(0.51)	(0.52)

Net asset value, end of year	$11.59	$11.52	$11.91	$11.45	$11.80

Total return	4.70%	0.65%	8.36%	1.36%	9.98%
Net assets, end of year (in thousands)	$11,810	$10,754	$7,800	$5,273	$4,615
Ratio of net expenses to average net assets (a)	0.43%	0.46%	0.46%	0.40%	0.33%
Ratio of net investment income to average net assets	4.00%	3.97%	4.08%	4.36%	4.46%
Portfolio turnover	5.43%	7.72%	3.96%	16.43%	6.24%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.37% and .04% for 2007; .38% and .05% for 2006; .36% and .08% for 2005; .41% and .10% for 2004; and .50% and .12% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
62.71% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,292,192
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,337,059
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,570,989
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,157,960
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	9,595,000	9,582,431
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,236,992
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,427,198
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,047,280
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,876,207
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	1,984,322
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,176,797
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,498,365
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,726,501
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,042,790
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	970,004
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	999,302
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,642,931
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,393,423
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,280,675
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,631,031
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,111,972
Franklin County School Building Revenue **	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,623,086
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,421
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,344,242
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,284,193
Harden County School District Finance Corporation	4.750	06/01/2027	Aaa	1,250,000	1,269,738
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,522,174
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,614,875
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,762,444
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,809,811
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,033,680
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,068,520
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,485,900
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,586,347
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,247,155
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	2,979,425
Jefferson County School District Finance Corporation **	4.750	06/01/2027	Aaa/AAA*	3,000,000	3,011,640
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,218,295
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,644,806
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,850,061
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,094,920
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,843,040
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,131,194
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,039,350
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,360,180
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,446,612
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,751,036
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,867,684
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,526,880
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	AAA*	2,000,000	2,001,080
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,501,200
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,637,800
KY Development Finance Authority - Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,027,810
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,353,049
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,595,000
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,001,040
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,016,560
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,038,820
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	562,320
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	643,080
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,338,800
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,028,533
KY State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	24,220,000	26,550,448
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,066,950
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,417,419
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,384,516
KY State Property & Building #84	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	10,693,100
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	18,708,200
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,209,069
KY State Property & Building #80	5.250	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,089,820

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #81	5.000%	11/01/2017	Aaa/AAA*/AAA@	$2,060,000	$2,161,290
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,808,477
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,498,192
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,720,876
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,074,349
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,039,540
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,516,252
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	3,931,545
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,089,820
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	4,925,084
KY State Property & Building #87	5.000	03/01/2025	Aaa/AAA*/AAA@	4,000,000	4,183,920
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aaa/AAA@	3,150,000	3,160,301
Laurel County School District Finance Corporation	4.750	06/01/2026	Aaa	1,000,000	1,015,790
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,831,009
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,004,228
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,542,550
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,513,613
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	2,981,362
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,118,301
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,275,887
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,419,291
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,197,650
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,415,188
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,370,990
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,810,556
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,346,739
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,249,910
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,512,842
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,114,793
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,456,329
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,874,000	5,402,293
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,012,830
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	708,726
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,460,634
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,687,554
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,756,550
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,137,600
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,622,401
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,132,769
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,511,137
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,797,921
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,068,940
Northern KY Water District	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,018,520
Northern KY Water District	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,190,849
Northern KY Water District	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,729,834
Northern KY Water District	4.125	02/01/2021	Aaa	1,380,000	1,326,415
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,389,944
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	145,000	148,342
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,175,186
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,892,755
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,288,409
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,038,270
Taylor County Detention Facility	4.750	09/01/2027	Aaa	2,110,000	2,134,919
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,522,725
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,017,310
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,015,660

					440,523,911
PREREFUNDED BONDS
14.59% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,937,599
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,264,068
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,141,644
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,199,250
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,269,909
Georgetown College Project - Series A	6.000	11/15/2016	A*	1,000,000	1,070,970
Georgetown College Project - Series A	6.250	11/15/2020	A*	4,000,000	4,315,160
Jefferson County KY College Project - Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,060,940
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,453,980
KY Development Finance Authority - South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	1,720,000	1,807,359
KY Development Finance Authority - Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	6,950,000	7,089,834
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,116,760

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Development Finance Authority - Catholic Health	5.250%	09/01/2021	Aa2/AA*/AA@	$2,000,000	$2,095,860
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,034,050
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,129,965
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,726,686
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,302,875
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,154,259
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,321,150
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,035,860
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,215,650
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,119,880
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,763,651
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,334,850
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	AAa/AAA*	1,770,000	1,826,304
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,888,212
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,202,914
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,491,821
Lexington Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,024,020
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,194,942
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,866,346

					102,456,768
LEASE REVENUE BONDS
7.74% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,081,683
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,113,700
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,040,680
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,907,900
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,201,512
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,123,702
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,685,129
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,311,127
KY Area Development Districts Financing Lease - Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,587,780
KY Area Development Districts Financing Lease - Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,106,706
KY Area Development Districts Financing Lease - Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,650,445
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	710,000	741,347
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,143,892
KY Area Development Districts Financing Lease - Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,646,499
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	402,148
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,028,980
KY Infrasturcture Authority - Series E	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,053,278
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,560,435
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,664,505
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,587,495
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,149,918
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,033,896
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,179,306
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,393,300
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,186,102
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,918,561
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,037,280
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,290,208
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,723,290
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	821,320

					54,372,124
ESCROWED TO MATURITY BONDS
6.21% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,039,350
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	Baa1	1,480,000	1,582,830
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,713,130
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,046,782
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	2,170,000	2,232,171

					43,614,263
MUNICIPAL UTILITY REVENUE BONDS
1.75% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,205,744
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,066,749

					12,272,493
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.67% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,224,744

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Development Finance Authority - Green River	6.000%	11/01/2010	Aaa	$1,000,000	$1,021,070
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	3,995,000	4,107,260
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,034,910
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,865,039
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,493,075

					11,746,098
GENERAL OBLIGATION BONDS
1.57% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,042,700
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,316,135
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,315,547
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,659,040
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,811,078
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,854,662

					10,999,162
PUBLIC FACILITIES REVENUE BONDS
0.77% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,045,320
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,839,390
Calloway County KY Public Property Corporation - Courthouse	5.625	03/01/2018	A*	1,000,000	1,020,300
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	410,000	414,157
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,071,406

					5,390,573
STATE AND LOCAL MORTGAGE REVENUE BONDS
0.56% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,720,672
Kentucky Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,246,784

					3,967,456
VARIABLE RATE BONDS
0.50% of Net Assets
KY Economic Development Finance Authority Medical Center	3.750	02/01/2031	Aaa/AAA*/AAA@	2,500,000	2,500,000
KY Asset Liablity Commission General Fund	4.108	11/01/2027	AAA/Aaa*/AAA@	1,000,000	1,000,000

					3,500,000
CERTIFICATES OF PARTICIPATION BONDS
0.35% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,323,568
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,148,735

					2,472,303
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
0.30% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,105,970

					2,105,970
Total Investments (cost $688,079,891)(See (a) below for further explanation) 98.72% of Net Assets					$693,421,121

**	When-Issued security or extended settlement - see footnote 1(D) p.39

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at June 30, 2007.

^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$11,578,063
Unrealized depreciation	(6,236,833)

Net unrealized appreciation	$5,341,230

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $688,079,891)		$693,421,121
Cash		6,364,659
Broker receivable		21,745
Receivable from investments sold		2,364,039
Interest receivable		9,180,616

Total assets		711,352,180
LIABILITIES:
Payable for:
Investments purchased	5,620,979
Distributions to shareholders	2,648,307
Fund shares redeemed	252,163
Investment advisory fee	231,493
Transfer agent fee	69,295
Trustee fee	3,604
Accrued expenses	53,548

Total liabilities		8,879,389

NET ASSETS:
Capital		697,441,771
Net accumulated realized loss on investment transactions		(310,210)
Net unrealized appreciation in value of investments		5,341,230

Net assets at value		$702,472,791

NET ASSET VALUE, offering price and redemption price per share ($702,472,791 -:- 94,571,284 shares outstanding; unlimited number of shares authorized; no par value)		$7.43

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$31,830,317

Expenses:
Investment advisory fee	2,842,530
Transfer agent fee	852,010
Custodian expense	34,156
Professional fees	152,995
Trustee fees	71,420
Other expenses	139,812

Total expenses	4,092,923
Custodian expense reduction	(34,156)

Net expenses	4,058,767

Net investment income	27,771,550

Realized and unrealized gain on investments:
Net realized gain	596,796
Net increase in unrealized appreciation	2,175,301

Net realized and unrealized gain on investments	2,772,097

Net increase in net assets resulting from operations	$30,543,647

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$27,771,550	$27,614,512
Net realized gain on investments	596,796	2,316,678
Net increase/(decrease) in unrealized appreciation	2,175,301	(26,775,398)

Net increase in net assets resulting from operations	30,543,647	3,155,792
Distributions to shareholders from net investment income	(27,771,550)	(27,614,512)
Distributions to shareholders from capital gains	(649,014)	—
Net fund share transactions (Note 4)	13,421,142	28,091,439

Total increase	15,544,225	3,632,719
Net assets:
Beginning of year	686,928,566	683,295,847

End of year	$702,472,791	$686,928,566

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$7.40	$7.67	$7.49	$7.73	$7.48

Income from investment operations:
Net investment income	0.30	0.30	0.32	0.33	0.34
Net gains/(losses) on securities, both realized and unrealized	0.04	(0.27)	0.18	(0.24)	0.25

Total from investment operations	0.34	0.03	0.50	0.09	0.59
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.32)	(0.33)	(0.34)
Distributions from capital gains	(0.01)	—	—	—	—

Net asset value, end of year	$7.43	$7.40	$7.67	$7.49	$7.73

Total return	4.51%	0.41%	6.79%	1.23%	8.04%
Net assets, end of year (in thousands)	$702,473	$686,929	$683,296	$614,357	$612,593
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.94%	4.00%	4.20%	4.37%	4.45%
Portfolio turnover	6.76%	17.60%	19.38%	7.89%	10.69%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.58% for 2007; .59% for 2006; .60% for 2005; .60% for 2004; and ..60% for 2003 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.20% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA@	$505,000	$510,868
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,705,444
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	503,580
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,032,497
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	303,021
Jefferson County KY School District Finance Corporation	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	763,260
Jefferson County KY School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,162,966
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,105,220
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,326,238
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,029,810
KY State Property & Building #69	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,160,805
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,658,945
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	772,545
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,156,660
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,086,690
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,051,069
KY State Property & Building #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,022,310
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,734,737
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,041,738
Oldham County School Building Corporation **	4.375	06/01/2018	Aaa	2,570,000	2,597,782
University of KY Consolidated Education Building - Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,175,387
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	778,885
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,316,607

					31,997,064
LEASE REVENUE BONDS
20.55% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	820,000	830,389
KY Infrastructure Authority Government Agency Program	4.000	08/01/2010	AA*	1,000,000	1,002,560
KY Infractructure Authority	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,057,340
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,262,321
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,163
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	510,785
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	996,600
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	786,960
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	554,893
KY State Property & Building #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,116,880
Laurel County KY School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,015,260
Madison County KY School District Finance Corporation Revenenue	3.500	05/01/2013	Aa3	470,000	455,468

					12,599,619
PREREFUNDED BONDS
7.05% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,205,231
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,117,900

					4,323,131
ESCROWED TO MATURITY BONDS
4.57% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	519,675
Jefferson County KY Capital Projects Corporation	6.375	12/01/2007	NR	1,500,000	1,515,642
KY Economic Development Finance Authority Norton Health	6.125	10/01/2010	A-@	310,000	318,882
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	448,356

					2,802,555
GENERAL OBLIGATION BONDS
4.49% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,753,918

					2,753,918
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.04% of Net Assets
KY Economic Development Finance Authority-Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	255,747
KY Economic Development Finance Authority-Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,011,900
KY Economic Development Finance Authority-Norton Health	6.125	10/01/2010	A-@	575,000	594,332

					1,861,979
MUNICIPAL UTILITY REVENUE BONDS
1.66% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,016,240

					1,016,240

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
1.51% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$770,000	$746,453
Shelbyville KY Certificate of Participation Refinancing	4.900	10/01/2007	NR	180,000	180,355

					926,808

Total Investments (cost $58,362,706)(See (a) below for further explanation) 95.07% of Net Assets					$58,281,314

**	When-Issued security - see footnote 1(D) p.39

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$333,691
Unrealized depreciation	(415,083)

Net unrealized depreciation	$(81,392)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $58,362,706)		$58,281,314
Cash		340,691
Receivable from investments sold		4,450,000
Interest receivable		913,076

Total assets		63,985,081
LIABILITIES:
Payable for:
Investments purchased	2,584,729
Distributions to shareholders	53,059
Fund shares redeemed	303
Investment advisory fee	25,288
Transfer agent fee	6,560
Trustee fee	3,585
Accrued expenses	9,547

Total liabilities		2,683,071

NET ASSETS:
Capital		62,922,402
Net accumulated realized loss on investment transactions		(1,539,000)
Net unrealized depreciation in value of investments		(81,392)

Net assets at value		$61,302,010

NET ASSET VALUE, offering price and redemption price per share ($61,302,010 -:- 11,952,660 shares outstanding; unlimited number of shares authorized; no par value)		$5.13

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$2,752,011

Expenses:
Investment advisory fee	346,978
Transfer agent fee	89,275
Custodian expense	4,800
Professional fees	20,576
Trustee fees	7,181
Other expenses	30,255

Total expenses	499,065
Custodian expense reduction	(4,800)

Net expenses	494,265

Net investment income	2,257,746

Realized and unrealized gain/(loss) on investments:
Net realized loss	(356,429)
Net increase in unrealized appreciation	460,535

Net realized and unrealized gain on investments	104,106

Net increase in net assets resulting from operations	$2,361,852

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Decrease in net assets:
Operations:
Net investment income	$2,257,746	$2,644,939
Net realized loss on investments	(356,429)	(313,247)
Net increase/(decrease) in unrealized appreciation	460,535	(2,272,100)

Net increase in net assets resulting from operations	2,361,852	59,592
Distributions to shareholders from net investment income	(2,257,746)	(2,644,939)
Net fund share transactions (Note 4)	(22,850,206)	(11,307,454)

Total decrease	(22,746,100)	(13,892,801)
Net assets:
Beginning of year	84,048,110	97,940,911

End of year	$61,302,010	$84,048,110

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$5.14	$5.28	$5.27	$5.44	$5.30

Income from investment operations:
Net investment income	0.17	0.15	0.15	0.16	0.19
Net gains/(losses) on securities, both realized and unrealized	(0.01)	(0.14)	0.01	(0.17)	0.14

Total from investment operations	0.16	0.01	0.16	(0.01)	0.33
Less distributions:
Distributions from net investment income	(0.17)	(0.15)	(0.15)	(0.16)	(0.19)

Net asset value, end of year	$5.13	$5.14	$5.28	$5.27	$5.44

Total return	3.10%	0.22%	3.11%	(0.19%)	6.23%
Net assets, end of year (in thousands)	$61,302	$84,048	$97,941	$97,571	$99,529
Ratio of net expenses to average net assets (a)	0.72%	0.71%	0.69%	0.68%	0.69%
Ratio of net investment income to average net assets	3.25%	2.92%	2.87%	2.98%	3.43%
Portfolio turnover	4.87%	17.86%	9.51%	18.63%	22.30%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.72% for 2007; .72% for 2006; .71% for 2005; .72% for 2004; and ..71% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
73.09% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$30,546
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	78,364
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	20,000	20,691
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	103,388
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AAA@	320,000	328,688
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	120,000	133,673
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	100,312
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	77,668
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,062
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,439
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	51,554
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	102,870
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	41,236
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	51,658
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	100,223
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	338,387
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	102,611
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	155,841
MS Development Bank Special Obligation Capital Projects ^^	5.875	07/01/2024	Aaa/AAA*/AAA@	55,000	58,198
MS Development Bank Special Obligation Capital Projects ^^	5.000	07/01/2024	Aaa/AAA*/AAA@	370,000	363,347
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	104,207
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	125,545
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	47,232
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	208,505
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	25,952
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	79,173
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	363,423
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	95,221
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	30,555
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa/AAA@	200,000	201,400
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	49,481
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	104,280
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,095

					3,729,825
GENERAL OBLIGATION BONDS
13.69% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,484
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,926
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	143,920
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,522
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	109,509
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	353,005
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,362

					698,728
PREREFUNDED BONDS
10.23% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	A*	35,000	36,464
MS Development Bank Special Obligation Madison County	5.250	06/01/2023	Aaa	50,000	53,292
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	53,292
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,367
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,386
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	27,578
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	10,824
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,350
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,416
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	106,564
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	52,532
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	73,186
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,696
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,036
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,202
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	15,977

					522,162

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.05% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/Aaa	$25,000	$26,471
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,176

					53,647

Total Investments (cost $5,010,862) (See (a) below for further explanation) 98.06% of Net Assets					$5,004,362

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$66,215
Unrealized depreciation	(72,715)

Net unrealized depreciation	$(6,500)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $5,010,862)		$5,004,362
Cash		33,231
Receivable from investments sold		10,000
Interest receivable		74,737
Receivable from Adviser		589
Prepaid expenses		124

Total assets		5,123,043
LIABILITIES:
Payable for:
Distributions to shareholders	16,576
Fund sharees redeemed	90
Transfer agent fee	2,278
Accrued expenses	726

Total liabilities		19,670

NET ASSETS:
Capital		5,119,585
Net accumulated realized loss on investment transactions		(9,712)
Net unrealized depreciation in value of investments		(6,500)

Net assets at value		$5,103,373

NET ASSET VALUE, offering price and redemption price per share ($5,103,373 -:- 454,186 shares outstanding; unlimited number of shares authorized; no par value)		$11.24

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$234,995

Expenses:
Investment advisory fee	26,572
Transfer agent fee	7,972
Custodian expense	4,800
Pricing fees	4,359
Professional fees	2,618
Trustee fees	536
Other expenses	4,663

Total expenses	51,520
Fees waived by Adviser	(22,962)
Custodian expense reduction	(4,800)

Net expenses	23,758

Net investment income	211,237

Realized and unrealized gain/(loss) on investments:
Net realized loss	(9,775)
Net increase in unrealized appreciation	16,180

Net realized and unrealized gain on investments	6,405

Net increase in net assets resulting from operations	$217,642

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$211,237	$186,687
Net realized (loss)/gain on investments	(9,775)	22,573
Net increase/(decrease) in unrealized appreciation	16,180	(242,729)

Net increase/(decrease) in net assets resulting from operations	217,642	(33,469)
Distributions to shareholders from net investment income	(211,237)	(186,687)
Distributions to shareholders from capital gains	(22,573)	(17,756)
Net fund share transactions (Note 4)	149,254	422,283

Total increase	133,086	184,371
Net assets:
Beginning of year	4,970,287	4,785,916

End of year	$5,103,373	$4,970,287

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$11.25	$11.84	$11.34	$11.74	$11.00

Income from investment operations:
Net investment income	0.45	0.46	0.47	0.48	0.50
Net gains/(losses) on securities, both realized and unrealized	0.04	(0.54)	0.50	(0.40)	0.74

Total from investment operations	0.49	(0.08)	0.97	0.08	1.24
Less distributions:
Distributions from net investment income	(0.45)	(0.46)	(0.47)	(0.48)	(0.50)
Distributions from capital gains	(0.05)	(0.05)	0.00	0.00	0.00

Net asset value, end of year	$11.24	$11.25	$11.84	$11.34	$11.74

Total return	4.39%	(0.76)%	8.66%	0.72%	11.53%
Net assets, end of year (in thousands)	$5,103	$4,970	$4,786	$3,146	$2,728
Ratio of net expenses to average net assets (a)	0.45%	0.46%	0.41%	0.40%	0.33%
Ratio of net investment income to average net assets	3.98%	3.95%	3.99%	4.16%	4.37%
Portfolio turnover	11.57%	16.33%	8.91%	0.18%	2.36%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.43% and .09% for 2007; .44% and .10% for 2006; .45% and .12% for 2005; .46% and .17% for 2004; and .55% and .20% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
68.66% of Net Assets
Burke County NC Certificate of Participation	5.000%	04/01/2023	Aaa/AAA*	$1,000,000	$1,038,720
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	512,825
Charlotte NC Airport Revenue	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,056,320
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	511,620
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	257,798
Dare County NC Certificate of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	527,465
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,041,590
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,752,716
Greenville NC Housing Development Corporation	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,266
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,544,989
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,032,660
Iredell County NC Certificate of Participation Public Facility	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,061,120
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,038,600
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	571,483
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	101,988
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Aaa/AAA*	1,680,000	1,738,145
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,137,017
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,037,800
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	613,992
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	646,607
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,065,320
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,021
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,015,700
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,150,710
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,041,460
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,051,630
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	515,220
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	353,112
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	509,790
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,002
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	50,756
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	80,385
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	510,270
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	718,151
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,050,420
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,033,320
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,305,638
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,037,190
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	515,055
University of NC System Pool Revenue	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,042,980
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,061,110
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	602,387
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,542,405
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa1/AAA*/AAA@	780,000	810,052
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa1/AAA*/AAA@	750,000	775,883
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	509,080

					37,761,768
PREREFUNDED BONDS
9.05% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	728,952
Charlotte NC Certificate of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	741,895
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,036,660
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,040,840
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	256,157
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	645,520
Pitt County NC Certificate of Participation School Facilities	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	524,905

					4,974,929
CERTIFICATES OF PARTICIPATION BONDS
8.85% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	673,608
Charlotte NC Certificate of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,034,690
Charlotte NC Certificate of Participation Government Facilities	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,043,320
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,125
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	566,065
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,546,725

					4,869,533

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.67% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000%	01/15/2017	Aa3/AA*	$750,000	$762,457
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,030,580
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	151,485
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,200
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,547

					2,016,269
LEASE REVENUE BONDS
3.23% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	735,008
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,042,420

					1,777,428
GENERAL OBLIGATION BONDS
1.91% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,048,260

					1,048,260
MUNICIPAL UTILITY REVENUE BONDS
1.00% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	550,888

					550,888
ESCROWED TO MATURITY BONDS
0.63% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	344,055

					344,055
STATE AND LOCAL MORTGAGE REVENUE BONDS
0.45% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa2/AA*	30,000	30,063
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	31,186
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,492
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	45,000	45,593
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,026

					247,360

Total Investments (cost $53,102,986) (See (a) below for further explanation) 97.45% of Net Assets					$53,590,490

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$949,633
Unrealized depreciation	(462,129)

Net unrealized appreciation	$487,504

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $53,102,986)		$53,590,490
Cash		1,031,004
Interest receivable		593,277
Prepaid expenses		2,494

Total assets		55,217,265
LIABILITIES:
Payable for:
Distributions to shareholders	147,377
Fund shares redeemed	42,927
Investment advisory fee	23,982
Transfer agent fee	6,265
Accrued expenses	2,449

Total liabilities		223,000

NET ASSETS:
Capital		55,194,383
Net accumulated realized loss on investment transactions		(687,622)
Net unrealized appreciation in value of investments		487,504

Net assets at value		$54,994,265

NET ASSET VALUE, offering price and redemption price per share ($54,994,265 -:- 5,118,963 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$2,359,859

Expenses:
Investment advisory fee	261,488
Transfer agent fee	68,757
Custodian expense	4,800
Professional fees	11,248
Trustee fees	5,229
Other expenses	33,121

Total expenses	384,643
Custodian expense reduction	(4,800)

Net expenses	379,843

Net investment income	1,980,016

Realized and unrealized gain/(loss) on investments:
Net realized gain	86,767
Net decrease in unrealized appreciation	(161,744)

Net realized and unrealized loss on investments	(74,977)

Net increase in net assets resulting from operations	$1,905,039

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$1,980,016	$1,797,666
Net realized gain on investments	86,767	261,193
Net decrease in unrealized appreciation	(161,744)	(1,795,512)

Net increase in net assets resulting from operations	1,905,039	263,347
Distributions to shareholders from net investment income	(1,980,016)	(1,797,666)
Net fund share transactions (Note 4)	6,298,775	5,566,268

Total increase	6,223,798	4,031,949
Net assets:
Beginning of year	48,770,467	44,738,518

End of year	$54,994,265	$48,770,467

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$10.74	$11.10	$10.78	$11.12	$10.68

Income from investment operations:
Net investment income	0.41	0.42	0.44	0.44	0.47
Net gains/(losses) on securities, both realized and unrealized	0.00	(0.36)	0.32	(0.34)	0.44

Total from investment operations	0.41	0.06	0.76	0.10	0.91
Less distributions:
Distributions from net investment income	(0.41)	(0.42)	(0.44)	(0.44)	(0.47)

Net asset value, end of year	$10.74	$10.74	$11.10	$10.78	$11.12

Total return	3.85%	0.59%	7.13%	0.95%	8.70%
Net assets, end of year (in thousands)	$54,994	$48,770	$44,739	$38,791	$39,668
Ratio of net expenses to average net assets (a)	0.73%	0.72%	0.69%	0.69%	0.68%
Ratio of net investment income to average net assets	3.79%	3.89%	3.97%	4.05%	4.29%
Portfolio turnover	5.20%	12.73%	7.96%	10.51%	7.99%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .01% for 2007; 0% and .02% for 2006; 0% and .03% for 2005; 0% and .03% for 2004; and .02% and .03% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.87% of Net Assets
Catawba County Certificate of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$133,040
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	212,772
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,235
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,045,590
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	249,863
Greenville NC Certificate of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	101,300
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	247,411
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	668,477
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	448,770
Johnston County NC Certificate of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	100,269
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	201,876
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	225,529
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	406,156
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	100,571
NC Medical Care Community Hospital Rowan Medical Center	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,171,511
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	98,561
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	123,547
NC Municipal Power Agency Number 1 Catawba Electric Revenue	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	209,542
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	50,000	50,991
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	AA*	40,000	40,025
NC Medical Care Community Hospital - Wilson Memorial	4.900	11/01/2007	Aaa/AAA*	75,000	75,302
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	356,451
NC Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	456,578
Pitt County NC Certificate of Participation School Facility	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	102,142
Randolph County NC Certificate of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	146,871
Union County NC Certificate of Participation	5.000	06/01/2020	Aaa/AAA*/AAA@	250,000	262,090
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	174,258
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	257,865

					7,769,593
CERTIFICATES OF PARTICIPATION BONDS
9.63% of Net Assets
Cabarrus County NC Certificate of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	100,817
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	260,338
Charlotte NC Certificate of Participation	5.750	06/01/2008	Aa1/AA+*	100,000	101,811
Durham County NC Certificate of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	213,240
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	307,656
Forsyth County NC Certificate of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	102,325

					1,086,187
LEASE REVENUE BONDS
6.16% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	76,444
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	518,515
Winston-Salem NC Certificate of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,144

					695,103
GENERAL OBLIGATION BONDS
5.09% of Net Assets
Forsyth County NC Public Improvement General Obligation	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	253,241
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	152,180
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	50,802
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	117,697

					573,920
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.22% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	200,204
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	276,392

					476,596
PREREFUNDED BONDS
3.01% of Net Assets
NC State General Obligation	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	101,674
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	207,048
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	30,703

					339,425

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.79% of Net Assets
University of NC Revenue Refunding	5.000%	12/01/2010	Aa1/AA+*/AA+@	$195,000	$201,423

					201,423

Total Investments (cost $11,201,673) (See (a) below for further explanation) 98.77% of Net Assets					$11,142,247

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$23,042
Unrealized depreciation	(82,468)

Net unrealized depreciation	$(59,426)

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $11,201,673)		$11,142,247
Cash		41,897
Interest receivable		124,256
Prepaid expenses		27

Total assets		11,308,427
LIABILITIES:
Payable for:
Distributions to shareholders	7,925
Fund shares redeemed	4,580
Investment advisory fee	4,541
Transfer agent fee	1,374
Accrued expenses	8,544

Total liabilities		26,964

NET ASSETS:
Capital		11,507,935
Net accumulated realized loss on investment transactions		(167,046)
Net unrealized depreciation in value of investments		(59,426)

Net assets at value		$11,281,463

NET ASSET VALUE, offering price and redemption price per share ($11,281,463 -:- 1,095,578 shares outstanding; unlimited number of shares authorized; no par value)		$10.30

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$468,926

Expenses:
Investment advisory fee	61,423
Transfer agent fee	18,427
Custodian expense	4,800
Professional fees	6,722
Trustee fees	1,263
Other expenses	11,391

Total expenses	104,026
Custodian expense reduction	(4,800)

Net expenses	99,226

Net investment income	369,700

Realized and unrealized gain/(loss) on investments:
Net realized loss	(49,085)
Net increase in unrealized appreciation	54,347

Net realized and unrealized gain on investments	5,262

Net increase in net assets resulting from operations	$374,962

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Decrease in net assets:
Operations:
Net investment income	$369,700	$415,263
Net realized loss on investments	(49,085)	(56,077)
Net increase/(decrease) in unrealized appreciation	54,347	(347,256)

Net increase in net assets resulting from operations	374,962	11,930
Distributions to shareholders from net investment income	(369,700)	(415,263)
Distributions to shareholders from realized gains	(2,550)	—
Net fund share transactions (Note 4)	(1,907,965)	(3,238,467)

Total decrease	(1,905,253)	(3,641,800)
Net assets:
Beginning of year	13,186,716	16,828,517

End of year	$11,281,463	$13,186,717

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$10.31	$10.60	$10.57	$10.85	$10.47

Income from investment operations:
Net investment income	0.32	0.30	0.30	0.32	0.35
Net gains/(losses) on securities, both realized and unrealized	(0.01)	(0.29)	0.03	(0.28)	0.38

Total from investment operations	0.31	0.01	0.33	0.04	0.73
Less distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.30)	(0.32)	(0.35)

Net asset value, end of year	$10.30	$10.31	$10.60	$10.57	$10.85

Total return	2.97%	0.06%	3.14%	0.33%	7.10%
Net assets, end of year (in thousands)	$11,281	$13,187	$16,829	$15,695	$13,871
Ratio of net expenses to average net assets (a)	0.81%	0.74%	0.56%	0.51%	0.50%
Ratio of net investment income to average net assets	3.01%	2.83%	2.81%	2.94%	3.28%
Portfolio turnover	13.33%	19.07%	5.93%	8.37%	19.12%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .04% for 2007; .05% and .03% for 2006; .21% and .03% for 2005; .25% and .05% for 2004; and .26% and .04% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
57.57% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	$1,050,000	$1,118,187
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aaa	1,500,000	1,569,975
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aaa	750,000	757,463
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	1,041,480
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aaa	1,250,000	1,293,250
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aaa	680,000	706,758
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,037,320
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,285,746
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,040,750
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,017,980
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	526,382
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AAA*	740,000	769,496
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,456,206
Harpeth Valley Utilities TN Davidson and Williamson Counties **	5.000	09/01/2032	Aaa	1,420,000	1,467,968
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	204,760
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,133,800
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	714,423
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	455,000	477,705
Knox County TN Health Educational & Housing Facilities - Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,332,739
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,009
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	462,186
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	224,000
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,523,130
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,573,250
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,167,526
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,095,245
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,039,940
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,039,290
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,016,320
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,011,280
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,045,030
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,931,326
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,033,340
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	260,271
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,058,040
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	300,000	306,615
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	799,839
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,485,584
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	505,000	515,650
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	703,227
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	508,280
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	758,002
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,030,420
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,574,700
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	987,950
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	690,000	708,554
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,451,777
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,499,586
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,192,597
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aaa	2,460,000	2,487,084
White House Utility District TN	5.000	01/01/2028	Aaa	1,235,000	1,283,301
White House Utility District TN	5.000	01/01/2030	Aaa/AAA@	2,505,000	2,599,013
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,056,200

					57,391,950
GENERAL OBLIGATION BONDS
14.52% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,027,680
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	799,221
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,527,884
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,319,663
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	500,000	519,835
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,068,780
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,570,185
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	504,920
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	682,636
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	776,805
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,462,650
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,459,808
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	753,866

					14,473,933

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.17% of Net Assets
Knox County TN Health - Fort Sanders Alliance	5.250%	01/01/2015	Aaa/AAA*/AAA@	$2,175,000	$2,307,784
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,039,160
Metro Nashville & Davidson County TN - Open Arms	5.100	08/01/2016	AA*	2,500,000	2,521,200
Metro Nashville & Davidson County TN - Open Arms	5.100	08/01/2019	AA*	1,660,000	1,671,968
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	3,500,000	3,597,055

					11,137,167
PREREFUNDED BONDS
5.81% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,020,120
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,044,900
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	550,000	574,997
Metro Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,030,000	2,084,952
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	69,257

					5,794,226
STATE AND LOCAL MORTGAGE REVENUE
4.04% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	201,490
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	410,000	415,310
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	265,000	271,235
TN Housing Development Agency Mortgage Financing - Series A	5.200	07/01/2023	Aa2/AA*	3,040,000	3,141,171

					4,029,206
MUNICIPAL UTILITY REVENUE BONDS
2.04% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	721,259
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,123,257
Metro Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,078

					2,029,594
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.71% of Net Assets
Metro Nashville & Davidson County TN - McKendree	5.125	01/01/2020	AA*	1,700,000	1,707,939

					1,707,939
ESCROWED TO MATURITY BONDS
1.23% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,360
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,023,000
Metro Nashville & Davidson County TN - Dandridge Tower	6.375	01/01/2011	A2	200,000	202,166

					1,230,526
LEASE REVENUE BONDS
0.26% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue - FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	258,128

					258,128
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.18% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	21,980
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	26,247
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	26,784
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	108,238

					183,249

Total Investments (cost $98,298,389) (See (a) below for further explanation) 98.53% of Net Assets					$98,235,918

**	When-Issued security - see footnote 1(D) p.39

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$937,147
Unrealized depreciation	(999,618)

Net unrealized depreciation	$(62,471)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $98,298,389)		$98,235,918
Cash		2,421,414
Broker receivable		400
Receivable from investments sold		100,000
Prepaid expenses		4,602
Interest receivable		1,429,855

Total assets		102,192,189
LIABILITIES:
Payable for:
Investments purchased	1,463,196
Distributions to shareholders	526,143
Fund shares redeemed	431,315
Investment advisory fee	40,588
Transfer agent fee	10,234
Accrued expenses	23,652

Total liabilities		2,495,128

NET ASSETS:
Capital		100,520,989
Net accumulated realized loss on investment transactions		(761,457)
Net unrealized depreciation in value of investments		(62,471)

Net assets at value		$99,697,061

NET ASSET VALUE, offering price and redemption price per share ($99,697,061 -:- 9,170,543 shares outstanding; unlimited number of shares authorized; no par value)		$10.87

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$4,229,296

Expenses:
Investment advisory fee	478,153
Transfer agent fee	120,790
Custodian expense	4,947
Professional fees	30,472
Trustee fees	9,607
Other expenses	52,447

Total expenses	696,416
Custodian expense reduction	(4,947)

Net expenses	691,469

Net investment income	3,537,827

Realized and unrealized gain/(loss) on investments:
Net realized gain	160,245
Net decrease in unrealized appreciation	(134,883)

Net realized and unrealized gain on investments	25,362

Net increase in net assets resulting from operations	$3,563,189

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$3,537,827	$3,246,995
Net realized gain on investments	160,245	170,910
Net decrease in unrealized appreciation	(134,883)	(3,026,240)

Net increase in net assets resulting from operations	3,563,189	391,665
Distributions to shareholders from net investment income	(3,537,827)	(3,246,995)
Net fund share transactions (Note 4)	11,404,073	8,483,109

Total increase	11,429,435	5,627,779
Net assets:
Beginning of year	88,267,626	82,639,847

End of year	$99,697,061	$88,267,626

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$10.84	$11.21	$10.87	$11.26	$10.82

Income from investment operations:
Net investment income	0.41	0.42	0.43	0.45	0.48
Net gains/(losses) on securities, both realized and unrealized	0.03	(0.37)	0.34	(0.39)	0.44

Total from investment operations	0.44	0.05	0.77	0.06	0.92
Less distributions:
Distributions from net investment income	(0.41)	(0.42)	(0.43)	(0.45)	(0.48)

Net asset value, end of year	$10.87	$10.84	$11.21	$10.87	$11.26

Total return	4.05%	0.45%	7.21%	0.55%	8.65%
Net assets, end of year (in thousands)	$99,697	$88,268	$82,640	$70,499	$58,816
Ratio of net expenses to average net assets (a)	0.72%	0.71%	0.67%	0.67%	0.65%
Ratio of net investment income to average net assets	3.70%	3.82%	3.89%	4.05%	4.32%
Portfolio turnover	8.55%	6.14%	9.49%	16.11%	8.36%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .01% for 2007; 0% and .01% for 2006; 0% and .02% for 2005; 0% and .03% for 2004; and .01% and .02% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
75.39% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$741,491
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	146,560
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	317,205
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	126,533
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	397,840
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	304,770
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	274,965
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,056,200
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	535,950
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	152,537
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	474,300
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,256,940
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	250,853
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	201,098
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	253,008
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	100,725
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	101,430
Sullivan County TN Health Educational & Housing Facility	5.000	09/01/2011	AA*/AA@	335,000	342,564
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	506,140
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	150,000	153,078
TN Energy Acquisition Corporation Gas Revenue - Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	210,434
TN Energy Acquisition Corporation Gas Revenue - Series B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	297,127

					8,201,748
GENERAL OBLIGATION BONDS
11.71% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	523,015
Hamilton County TN General Obligation - Series A	4.550	08/01/2009	Aa1/AA+@	100,000	100,757
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	90,944
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	255,160
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	201,606
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	102,871

					1,274,353
PREREFUNDED BONDS
3.77% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	309,036
TN State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	100,763

					409,799
LEASE REVENUE BONDS
2.33% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	253,628

					253,628
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.32% of Net Assets
Metro Government Of Nashville & Davidson County Vandebilt	5.750	01/01/2008	Aa2/AA*	250,000	252,280

					252,280
MUNICIPAL UTILITY REVENUE BONDS
1.59% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	173,018

					173,018
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.10% of Net Assets
Shelby County TN Multi-Family Housing Memphis - Series A ^	0.000	01/01/2009	NR	240,000	120,000

					120,000

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
0.93% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500%	10/01/2011	A1/AA-*/AA-@	$100,000	$101,035

					101,035

Total Investments (cost $10,975,792) (See (a) below for further explanation) 99.14% of Net Assets					$10,785,861

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see footnote 1(A) p.38).

At June 30, 2007, fair valued securities represent 1.10% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$14,325
Unrealized depreciation	(204,256)

Net unrealized depreciation	$(189,931)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $10,975,792)		$10,785,861
Cash		6,427
Interest receivable		112,652

Total assets		10,904,940
LIABILITIES:
Payable for:
Distributions to shareholders	6,175
Fund shares redeemed	30
Borrowings under line of credit	9,005
Investment advisory fee	4,420
Transfer agent fee	1,334
Trustee fee	349
Accrued expenses	4,024

Total liabilities		25,337

NET ASSETS:
Capital		11,288,493
Net accumulated realized loss on investment transactions		(218,959)
Net unrealized depreciation in value of investments		(189,931)

Net assets at value		$10,879,603

NET ASSET VALUE, offering price and redemption price per share ($10,879,603 -:- 1,054,699 shares outstanding; unlimited number of shares authorized; no par value)		$10.32

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$481,757

Expenses:
Investment advisory fee	63,601
Transfer agent fee	19,080
Custodian expense	4,800
Professional fees	8,585
Trustee fees	1,326
Other expenses	7,871

Total expenses	105,263
Custodian expense reduction	(4,800)

Net expenses	100,463

Net investment income	381,294

Realized and unrealized loss on investments:
Net realized loss	(41,349)
Net increase in unrealized appreciation	126,752

Net realized and unrealized gain on investments	85,403

Net increase in net assets resulting from operations	$466,697

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$381,294	$492,563
Net realized loss on investments	(41,349)	(73,714)
Net increase/(decrease) in unrealized appreciation	126,752	(436,428)

Net increase/(decrease) in net assets resulting from operations	466,697	(17,579)
Distributions to shareholders from net investment income	(381,296)	(492,563)
Net fund share transactions (Note 4)	(4,262,014)	(3,756,852)

Total decrease	(4,176,613)	(4,266,994)
Net assets:
Beginning of year	15,056,216	19,323,210

End of year	$10,879,603	$15,056,216

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$10.29	$10.60	$10.58	$10.91	$10.50

Income from investment operations:
Net investment income	0.31	0.30	0.30	0.32	0.35
Net gains/(losses) on securities, both realized and unrealized	0.03	(0.31)	0.02	(0.33)	0.41

Total from investment operations	0.34	(0.01)	0.32	(0.01)	0.76
Less distributions:
Distributions from net investment income	(0.31)	(0.30)	(0.30)	(0.32)	(0.35)

Net asset value, end of year	$10.32	$10.29	$10.60	$10.58	$10.91

Total return	3.34%	(0.10)%	3.05%	(0.07)%	7.37%
Net assets, end of year (in thousands)	$10,880	$15,056	$19,323	$20,311	$16,000
Ratio of net expenses to average net assets (a)	0.79%	0.71%	0.56%	0.51%	0.50%
Ratio of net investment income to average net assets	3.00%	2.86%	2.81%	2.99%	3.29%
Portfolio turnover		23.21%	13.91%	5.92%	20.27%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .04% for 2007; .04% and .03% for 2006; .19% and .04% for 2005; .22% and .04% for 2004; and .23% and .04% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

June 30, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
39.25% of Net Assets
Medium Term Note	7.000%	08/15/2014	Aaa/AAA	$500,000	$547,075
Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,459,826
Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,913,572
Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	971,093
Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	2,961,542

					8,853,108
FEDERAL FARM CREDIT
21.75% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA	2,050,000	2,039,248
Medium Term Note	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	983,348
Medium Term Note	5.875	08/16/2021	AAA*/AAA@	1,900,000	1,883,366

					4,905,962
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.68% of Net Assets
Medium Term Note	5.300	08/15/2013	AAA/Aaa	2,000,000	1,972,938
Medium Term Note	5.500	12/09/2014	Aaa/AAA	1,000,000	981,402
Medium Term Note	5.250	12/30/2015	Aaa/AAA	1,000,000	967,415
Medium Term Note	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	968,225

					4,889,980
FEDERAL HOME LOAN MORTGAGE
8.48% of Net Assets
Medium Term Note	5.000	03/27/2018	Aaa/AAA	500,000	469,894
Medium Term Note	5.125	06/08/2015	Aaa/AAA*/AAA@	1,500,000	1,441,745

					1,911,639
STUDENT LOAN MARKETING ASSOCIATION
4.83% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA	1,000,000	1,090,280

					1,090,280
CASH EQUIVALENTS
2.59% of Net Assets
US Bank U.S. Treasury Money Market Fund					584,211

					584,211

Total Investments (cost $22,520,456) (See (a) below for further explanation) 98.58% of Net Assets					$22,235,180

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$113,915
Unrealized depreciation	(399,191)

Net unrealized depreciation	$(285,276)

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

ASSETS:
Investments in securities, at value (Cost: $22,520,456)		$22,235,180
Cash		56,790
Interest receivable		287,637
Prepaid expenses		2,474

Total assets		22,582,081
LIABILITIES:
Payable for:
Distributions to shareholders	22,414
Fund shares redeemed	80
Investment advisory fee	3,696
Transfer agent fee	2,804

Total liabilities		28,994

NET ASSETS:
Capital		23,298,389
Net accumulated realized loss on investment transactions		(460,026)
Net unrealized depreciation in value of investments		(285,276)

Net assets at value		$22,553,087

NET ASSET VALUE, offering price and redemption price per share ($22,553,087 -:- 2,334,929 shares outstanding; unlimited number of shares authorized; no par value)		$9.66

STATEMENT OF OPERATIONS

For the year ended June 30, 2007

Net investment income:
Interest income	$1,253,301

Expenses:
Investment advisory fee	45,082
Transfer agent fee	33,049
Custodian expense	4,800
Professional fees	4,897
Trustee fees	2,278
Postage expense	7,000
Printing expense	13,000
Other expenses	9,467

Total expenses	119,573
Custodian expense reduction	(4,800)

Net expenses	114,773

Net investment income	1,138,528

Realized and unrealized gain/(loss) on investments:
Net realized loss	(4,983)
Net increase in unrealized appreciation	203,062

Net realized and unrealized gain on investments	198,079

Net increase in net assets resulting from operations	$1,336,607

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2007 and 2006

	2007	2006
Increase in net assets:
Operations:
Net investment income	$1,138,528	$1,109,863
Net realized loss on investments	(4,983)	(53,327)
Net increase/(decrease) in unrealized appreciation	203,062	(1,091,150)

Net increase in net assets resulting from operations	1,336,607	(34,614)
Distributions to shareholders from net investment income	(1,161,912)	(1,086,481)
Net fund share transactions (Note 4)	890,949	239,381

Total increase/(decrease)	1,065,644	(881,714)
Net assets:
Beginning of year	21,487,443	22,369,157

End of year	$22,553,087	$21,487,443

Undistributed net investment income	$—	$23,384

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$9.58	$10.07	$9.94	$10.35	$10.07

Income from investment operations:
Net investment income	0.49	0.48	0.47	0.52	0.53
Net gains/(losses) on securities, both realized and unrealized	0.08	(0.49)	0.13	(0.41)	0.28

Total from investment operations	0.57	(0.01)	0.60	0.11	0.81
Less distributions:
Distributions from net investment income	(0.49)	(0.48)	(0.47)	(0.52)	(0.53)

Net asset value, end of year	$9.66	$9.58	$10.07	$9.94	$10.35

Total return	6.04%	(0.14)%	6.17%	1.09%	8.23%
Net assets, end of year (in thousands)	$22,553	$21,487	$22,369	$18,075	$18,758
Ratio of net expenses to average net assets (a)	0.51%	0.45%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	5.05%	4.97%	4.68%	5.12%	5.19%
Portfolio turnover	6.40%	17.67%	28.88%	42.35%	53.62%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.53% for 2007; .47% for 2006; .48% for 2005; .48% for 2004; and ..48% for 2003 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.157 is effective for

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

1.	Significant Accounting Policies, continued:

financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2007. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is evaluating the implications of FIN 48 and its impact on the Funds’ financial statements when adopted, has not yet been determined.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations. Distributions are payable:

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

1.	Significant Accounting Policies, continued:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

Permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2007, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$57,593	$42,120
Kentucky Tax-Free Income Series	$2,842,530	—
Kentucky Tax-Free Short-to-Medium Series	$346,978	—
Mississippi Tax-Free Income Series	$26,572	$22,962
North Carolina Tax-Free Income Series	$261,488	—
North Carolina Tax-Free Short-to-Medium Series	$61,423	—
Tennessee Tax-Free Income Series	$478,153	—
Tennessee Tax-Free Short-to-Medium Series	$63,601	—
Intermediate Government Bond Series	$45,082	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the year ended June 30, 2007, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,802,014	$615,980
Kentucky Tax-Free Income Series	54,485,101	47,225,943
Kentucky Tax-Free Short-to-Medium Series	3,340,140	27,260,573
Mississippi Tax-Free Income Series	881,879	604,256
North Carolina Tax-Free Income Series	8,722,818	2,671,116
North Carolina Tax-Free Short-to-Medium Series	1,609,992	3,231,373
Tennessee Tax-Free Income Series	19,047,622	8,063,617
Tennessee Tax-Free Short-to-Medium Series	—	4,071,081
Intermediate Government Bond Series	1,900,000	1,395,674

4.	Capital Shares

At June 30, 2007 and 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES

	Year Ended June 30, 2007		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	217,192	$2,549,134	342,799	$4,022,275
Shares issued for reinvestment of distributions	26,093	306,525	21,144	246,797
Shares redeemed	(157,732)	(1,852,010)	(84,890)	(993,133)
Net increase	85,553	$1,003,649	279,053	$3,275,939

KENTUCKY TAX-FREE INCOME SERIES

	Year Ended June 30, 2007		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	9,650,442	$72,716,213	10,839,447	$81,805,770
Shares issued for reinvestment of distributions and capital gain	2,219,370	16,712,266	2,141,082	16,060,512
Shares redeemed	(10,077,019)	(76,007,337)	(9,271,622)	(69,774,843)
Net increase	1,792,792	$13,421,142	3,708,907	$28,091,439

KENTUCKY TAX-FREE

SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,426,071	$12,578,488	2,763,577	$14,382,688
Shares issued for reinvestment of distributions	293,040	1,518,346	341,936	1,778,012
Shares redeemed	(7,131,122)	(36,947,040)	(5,279,537)	(27,468,154)
Net decrease	(4,412,011)	($22,850,206)	(2,174,025)	($11,307,454)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

4.	Capital Shares, continued:

MISSISSIPPI TAX-FREE

INCOME SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	146,878	$1,685,190	94,179	$1,081,515
Shares issued for reinvestment of distributions and capital gain	13,380	152,943	12,595	144,512
Shares redeemed	(147,742)	(1,688,878)	(69,436)	(803,744)
Net increase	12,517	$149,254	37,338	$422,283

NORTH CAROLINA TAX-FREE

INCOME SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,009,262	$11,001,946	885,785	$9,680,978
Shares issued for reinvestment of distributions	125,366	1,366,179	115,290	1,253,668
Shares redeemed	(556,875)	(6,069,350)	(491,003)	(5,368,378)
Net increase	577,752	$6,298,775	510,072	$5,566,268

NORTH CAROLINA TAX-FREE

SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2007		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	217,217	$2,258,131	243,043	$2,541,633
Shares issued for reinvestment of distributions and ordinary income	25,624	266,880	27,436	286,409
Shares redeemed	(426,003)	(4,432,976)	(579,853)	(6,066,509)
Net decrease	(186,163)	($1,907,965)	(309,374)	($3,238,467)

TENNESSEE TAX-FREE INCOME SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,146,643	$23,718,638	1,500,530	$16,536,991
Shares issued for reinvestment of distributions	137,737	1,518,224	128,726	1,412,690
Shares redeemed	(1,255,779)	(13,832,789)	(859,498)	(9,466,572)
Net increase	1,028,600	$11,404,073	769,758	$8,483,109

TENNESSEE TAX-FREE

SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	85,707	$892,357	186,108	$1,950,956
Shares issued for reinvestment of distributions	27,954	290,963	35,229	367,897
Shares redeemed	(522,310)	(5,445,334)	(580,700)	(6,075,705)
Net decrease	(408,649)	($4,262,014)	(359,363)	($3,756,852)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

4.	Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND

SERIES

	Year Ended June 30, 2007		Year ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	249,741	$2,434,050	312,018	$3,074,113
Shares issued for reinvestment of distributions	87,142	851,183	83,901	822,217
Shares redeemed	(245,018)	(2,394,284)	(373,577)	(3,656,949)
Net increase	91,865	$890,949	22,342	$239,381

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2007, the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2007 the Alabama Tax-Free Income Series and the Kentucky Tax-Free Income Series do not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2008	2009	2010	2011	2012	2013	2014	2015	Total
Kentucky Tax-Free Short-to-Medium Series	$135,232	$312,672	$34,064	$—	$44,500	$329,431	$74,336	$608,765	$1,539,000
North Carolina Tax-Free Income Series	—	—	—	—	687,622	—	—	—	687,622
North Carolina Tax-Free Short-to-Medium Series	5,915	22,226	—	—	10,514	4,659	43,905	50,449	137,668
Tennessee Tax-Free Income Series	—	469,234	69,806	18,314	175,434	28,669	—	—	761,457
Tennessee Tax-Free Short-to-Medium Series	5,991	37,349	—	—	—	797	61,617	92,566	198,320
Intermediate Government Bond Series	209,853	46,873	—	—	117,848	2	64,307	21,143	460,026

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

6.	Federal Income Taxes, continued:

During the year ended June 30, 2007 the following Funds utilized capital loss carryforwards as follows:

Amount
Alabama Tax-Free Income Series	$1,043
Kentucky Tax-Free Income Series	257,992
North Carolina Tax-Free Income Series	86,767
Tennessee Tax-Free Income Series	160,246

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2007 as follows:

Post October Losses
Kentucky Tax-Free Income Series	$(319,813)
Kentucky Tax-Free Short-to-Medium Series	(162,119)
Mississippi Tax-Free Income Series	(9,775)
North Carolina Tax-Free Short-to-Medium Series	(26,827)
Tennessee Tax-Free Short-to-Medium Series	(20,637)

The tax character of distributions paid for the years ended June 30, 2007 and 2006 were as follows:

	2007			2006
	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Tax Exempt Income	Ordinary Income	Long-term Capital Gain
Alabama Tax-Free Income Series	$461,296	$—	$—	$368,623	$—	$—
Kentucky Tax-Free Income Series	27,771,550	—	649,014	27,614,512	—	—
Kentucky Tax-Free Short-to-Medium Series	2,257,746	—	—	2,644,939	—	—
Mississippi Tax-Free Income Series	211,237	—	22,573	186,687	—	17,756
North Carolina Tax-Free Income Series	1,980,016	—	—	1,797,666	—	—
North Carolina Tax-Free Short-to-Medium Series	369,700	2,550	—	415,263	—	—
Tennessee Tax-Free Income Series	3,537,827	—	—	3,246,995	—	—
Tennessee Tax-Free Short-to-Medium Series	381,296	—	—	492,563	—	—
Intermediate Government Bond Series	—	1,161,912	—	—	1,086,481	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2007, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

During the year ended June 30, 2007, the weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$5,414
Kentucky Tax Free Income Series	43,101
Kentucky Tax-Free Short-to-Medium Series	10,575
Mississippi Tax-Free Income Series	3,227
North Carolina Tax-Free Income Series	90
North Carolina Tax-Free Short-to-Medium Series	6,784
Tennessee Tax-Free Income Series	14,211
Tennessee Tax-Free Short-to-Medium Series	3,759
Intermediate Government Bond Series	—

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series) (the Funds), including the schedules of portfolio investments, as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 16, 2007

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2007

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
Officers:

Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 76	President	Annual Term; 28 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 56	Compliance Officer	Annual Term; 3 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 44	Executive Vice President	Annual Term; 2 years of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 46	Vice President, Secretary, Treasurer	Annual Term; 9 years of service as Vice President, 7 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 47	Assistant Secretary	Annual Term; 14 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:

William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 67	Chairman, Trustee	Annual Term; 6 years of service as Chairman; 18 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 70	Trustee	Annual Term; 11 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 63	Trustee	Annual Term; 5 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2007

Trustee and officer information, continued:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 75	Trustee	Annual Term; 7 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge. Trustee 4 accounts; Co-trustee 2 accounts.	9	KY Lottery Corporation; Carson Four Rivers Center for the Performing Arts

William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 74	Trustee	Annual Term; 28 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of June 30, 2007, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2007, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2007

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2007” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2007	Beginning Account Value January 1, 2007*	Ending Account Value June 30, 2007**	Expenses Paid During the Six Months Ended June 30, 2007
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$1,000.70	$2.23
Hypothetical	.45	1,000.00	1,024.70	2.26
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,000.70	2.83
Hypothetical	.57	1,000.00	1,024.70	2.86
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,004.70	3.53
Hypothetical	.71	1,000.00	1,024.70	3.56
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	997.80	2.23
Hypothetical	.45	1,000.00	1,024.70	2.26
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	998.50	3.57
Hypothetical	.72	1,000.00	1,024.70	3.61

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2007

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2007	Beginning Account Value January 1, 2007*	Ending Account Value June 30, 2007**	Expenses Paid During the Six Months Ended June 30, 2007
North Carolina Tax-Free Short-to-Medium Series
Actual	.80	1,000.00	1,002.50	3.97
Hypothetical	.80	1,000.00	1,024.70	4.02
Tennessee Tax-Free Income Series
Actual	.71%	$1,000.00	$998.20	$3.52
Hypothetical	.71	1,000.00	1,024.70	3.56
Tennessee Tax-Free Short-to-Medium Series
Actual	.79	1,000.00	1,005.20	3.93
Hypothetical	.79	1,000.00	1,024.70	3.97
Intermediate Government Bond Series
Actual	.50	1,000.00	1,014.30	2.50
Hypothetical	.50	1,000.00	1,024.70	2.51

*	The example is based on an investment of $1,000 invested at the beginning of the period.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 44. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3.	Audit Committee Financial Expert:

The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4.	Principal Accountant Fees and Services:

This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2007.

Item 5.	Not applicable

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10.	There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

On August 31, 2007 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 31, 2007 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12.	Exhibits

(a) (1)	Incorporated by reference from Post Effective Amendment No. 44

(a) (2)	Certifications

(a) (3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS (Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date 31st August, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr., President

Date 31st August, 2007

By	/s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date 31st August, 2007